Subsequent Events (Narrative) (Detail) - Subsequent Event [Member] ¥ / shares in Units, € in Millions, ¥ in Millions, £ in Millions			1 Months Ended
	Nov. 14, 2016 JPY (¥) ¥ / shares shares	Oct. 03, 2016 JPY (¥)	Dec. 22, 2016 shares	Jan. 25, 2017 EUR (€)	Jan. 25, 2017 GBP (£)
Subsequent Event [Line Items]
Number of the core companies a stock compensation plan using a trust structure	4
MUFG Capital Finance 4 Limited [Member] | Non-cumulative and Non-dilutive Perpetual Preferred Securities [Member]
Subsequent Event [Line Items]
Redemption amount | €				€ 500
MUFG Capital Finance 5 Limited [Member] | Non-cumulative and Non-dilutive Perpetual Preferred Securities [Member]
Subsequent Event [Line Items]
Redemption amount | £					£ 550
Common Stock [Member]
Subsequent Event [Line Items]
Dividends payable, amount per share | ¥ / shares	¥ 9
Dividends payable, total amount	¥ 122,440
Dividends payable, date of payment	Dec. 05, 2016
Dividends payable, date of record	Sep. 30, 2016
Number of own shares repurchased | shares			142,238,800
Approximate repurchase value in aggregate of own shares based on the discretionary dealing contract	¥ 100,000
Common Stock [Member] | Maximum [Member]
Subsequent Event [Line Items]
Aggregated number of shares allowed for repurchase | shares	230,000,000
Percentage of shares allowed for repurchase over total number of outstanding shares	1.69%
Aggregate amount of shares allowed for repurchase	¥ 100,000
Capital and Business Alliance of Hitachi Capital Corporation [Member]
Subsequent Event [Line Items]
Percentage of equity interest after acquisition		23.00%
Amount of equity interest after acquisition		¥ 91,407